Segmental and Revenue Analysis	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENTAL AND REVENUE ANALYSIS

Note 12 – SEGMENTAL AND REVENUE ANALYSIS

The Company is solely engaged in the business of manufacturing and selling of pet food. Since the nature, the production processes and the marketing channel of the products are substantially similar, the Company is considered as operating in a single reportable segment with revenues derived from multiple product lines, marketing channels and countries. Certain entity-wide disclosures relating to revenues for the years ended December 31, 2018, 2017 and 2016 are as follows:

The net revenue generated from different marketing channels consists of the following:

	For the Years Ended
	December 31,
	2018	2017	2016
Overseas sales	$15,832,362	$21,190,063	$18,882,589
Domestic sales	4,102,457	2,086,462	1,129,133
Electronic commerce	3,800,668	5,734,121	4,461,504
Less: Sale tax and addition	(61,450)	(31,135)	(29,490)
Total net revenue	$23,674,037	$28,979,511	$24,443,736

The net revenue generated from different product lines is set forth as following:

	For the Years Ended
	December 31,
	2018	2017	2016
Pet chews	$6,271,777	$9,614,426	$10,316,841
Dried pet snacks	13,611,010	14,851,868	11,204,517
Wet canned pet food	2,782,382	3,035,196	1,926,455
Dental health snacks	495,581	856,875	606,648
Baked pet biscuits	95,169	8,226	123,898
Others	479,568	644,055	294,867
Less: Sales tax and addition	(61,450)	(31,135)	(29,490)
Total net revenue	$23,674,037	$28,979,511	$24,443,736

The net revenue generated from different countries is set forth as following:

	For the Years Ended
	December 31,
	2018	2017	2016
South Korea	$2,870,998	$5,397,982	$5,299,721
China	6,569,382	6,553,715	5,073,272
United Kingdom	2,415,043	3,213,303	3,227,619
Germany	2,522,149	3,585,535	3,204,314
Other countries	9,357,915	10,260,111	7,668,300
Less: Sales tax and addition	(61,450)	(31,135)	(29,490)
Total net revenue	$23,674,037	$28,979,511	$24,443,736

“Other countries” are comprised of all countries whose revenue, individually, was less than 10% of the Company’s total revenue.

Substantially all of the Company’s long-lived assets are located in the PRC.